Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 15:	COMMITMENTS AND CONTINGENT LIABILITIES

The Company is a party to legal proceedings pending before the Magistrate Court in Tel Aviv-Jaffa (C.A. 24375-10-25), in which Afik & Co., Attorneys at Law (the “Plaintiff”) is claiming approximately NIS 452 thousand, plus interest, linkage and legal costs, in respect of allegedly unpaid legal fees for services purportedly rendered to the company and its former shareholders in connection with the Company’s acquisition of the The Social Proxy.

The company has filed a statement of defense contesting the claim, including on the grounds of the absence of liability and the existence of an agreed settlement. The Defendants have also filed a third-party notice against the former shareholders seeking indemnification, a counterclaim against the Plaintiff for restitution of amounts paid, and an application for a temporary attachment over shares held in trust for the former shareholders.

Based on the opinion of its legal counsel, the Company’s management believes that it is more likely than not that the claim will not result in an outflow of economic resources from the Company. Accordingly, no provision has been recognized in respect of the claim in these financial statements.